October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniAssets Fund, Inc. (MUA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.2%
TimberHp By Go Lab, Inc.(a)(b)	129,263	$ 867,355
Total Common Stocks — 0.2% (Cost: $ — )		867,355

	Par (000)
Corporate Bonds
Commercial Services & Supplies — 0.4%
Grand Canyon University, 5.13%, 10/01/28	$1,570	1,555,000
Total Corporate Bonds — 0.4% (Cost: $1,570,000)		1,555,000
Municipal Bonds
Alabama — 5.8%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(c)(d)	1,435	1,477,134
Black Belt Energy Gas District, RB(c)
Series A, 5.25%, 01/01/54	3,085	3,322,824
Series A, 5.25%, 05/01/56	1,540	1,604,646
Series F, 5.50%, 11/01/53	615	649,969
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(c)	1,855	1,916,422
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	5,645	5,947,901
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(c)	2,140	2,360,275
MidCity Improvement District, SAB
4.50%, 11/01/42	255	229,652
4.75%, 11/01/49	270	239,793
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	4,545	4,409,181
Series B, AMT, 4.75%, 12/01/54	1,840	1,717,365
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(c)	1,220	1,306,028
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(d)	335	337,170
		25,518,360
Arizona — 4.3%
Arizona Industrial Development Authority, RB(d)
7.10%, 01/01/55	1,670	1,678,470
Series A, 5.00%, 12/15/39	250	250,331
Series B, 5.13%, 07/01/47	665	625,671
Arizona Industrial Development Authority, Refunding RB(d)
5.50%, 07/01/52	1,775	1,661,396
Series A, 5.13%, 07/01/37	960	963,188
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	86,293
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(d)	255	248,342
Industrial Development Authority of the County of Pima, Refunding RB(d)
4.00%, 06/15/51	1,555	1,226,016
5.00%, 07/01/56	460	365,905
Security	Par (000)	Value
Arizona (continued)
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(d)	$875	$ 819,746
Maricopa County Industrial Development Authority, RB
7.38%, 10/01/29(d)	875	918,261
5.25%, 10/01/40(d)	465	394,264
5.50%, 10/01/51(d)	465	361,879
Series A, 3.00%, 09/01/51	5,155	3,679,178
AMT, 4.00%, 10/15/47(d)	1,995	1,697,695
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	1,805,472
Sierra Vista Industrial Development Authority, RB(d)
5.00%, 06/15/34	55	57,510
5.00%, 06/15/44	515	495,784
5.00%, 06/15/54	575	526,642
6.30%, 06/15/54	230	236,382
6.38%, 06/15/64	460	471,918
		18,570,343
Arkansas — 1.9%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(d)	1,500	1,458,543
AMT, Sustainability Bonds, 7.38%, 07/01/48(d)	2,800	3,043,415
AMT, Sustainability Bonds, 5.45%, 09/01/52	2,325	2,335,057
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(d)	1,300	1,400,543
		8,237,558
California — 6.7%
California Housing Finance Agency, RB, M/F Housing, Series P-S, Subordinate, 8.00%, 07/01/67(c)(d)	1,900	1,928,245
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(c)(d)	14,990	11,992,000
California Municipal Finance Authority, RB, M/F Housing, Series A-S, Subordinate, 8.00%, 09/01/55(c)(d)	765	783,860
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(d)	2,415	2,270,148
California School Finance Authority, RB(d)
Series A, 7.00%, 06/01/54	1,810	1,654,290
Series B, 9.00%, 06/01/34	180	184,700
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,653,692
CSCDA Community Improvement Authority, RB, M/F Housing(d)
Series A, 3.00%, 09/01/56	1,570	1,074,922
Mezzanine Lien, 4.00%, 03/01/57	700	517,224
Sustainability Bonds, 4.00%, 07/01/58	380	243,519
Series B, Sustainability Bonds, 4.00%, 07/01/58	435	238,828
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(e)	27,650	2,928,456
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(d)(f)	1,705	828,693
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(e)	5,090	2,470,936
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/49	270	273,710
		29,043,223
Colorado — 5.8%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	900,077

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(d)	$665	$ 593,930
Baseline Metropolitan District No. 1, GO, Series B, Subordinate, 6.75%, 12/15/54	690	699,863
Canyons Metropolitan District No. 5, Refunding GOL, Series B, Subordinate, 6.50%, 12/15/54	625	628,415
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(d)	575	570,060
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/53	1,025	927,298
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(d)	3,065	3,391,154
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	265	279,297
5.25%, 11/01/52	555	572,881
Series A, 5.00%, 05/15/35	355	327,343
Series A, 5.00%, 05/15/44	385	303,192
Series A, 5.00%, 05/15/49	750	554,945
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	2,525	2,508,160
Series B, 8.00%, 12/15/54	627	628,822
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	500	518,480
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(d)	500	493,013
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	935	948,403
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	500	503,612
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	851	853,265
Inspiration Metropolitan District, GOL, Series B, Subordinate, 5.00%, 12/15/36	670	632,725
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	520	402,998
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	626,618
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	500	500,956
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(d)(f)	1,170	1,108,611
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	736	735,945
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(e)	4,864	3,022,156
Sojourn at Idlewild Metropolitan District, GOL, Series A, 6.13%, 12/01/55(d)	500	515,454
St. Vrain Lakes Metropolitan District No. 4, GOL, CAB, Series A, 6.75%, 09/20/54(d)(f)	1,035	726,128
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	790	738,071
		25,211,872
Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/55(d)	325	269,871
Series A, Sustainability Bonds, 5.38%, 07/01/54	1,105	1,082,492
Security	Par (000)	Value
Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(d)	$3,805	$ 3,834,822
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(d)	930	937,372
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	445	453,960
Series A, 6.25%, 10/01/60	310	310,141
		6,888,658
Delaware(d) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	1,205	1,210,043
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	100	101,130
5.63%, 07/01/53	120	122,134
Town of Milton Delaware, ST
5.70%, 09/01/44	150	151,106
5.95%, 09/01/53	400	406,096
		1,990,509
District of Columbia — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(e)	995	230,552
Florida — 17.6%
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(c)(d)	500	523,755
Antillia Community Development District, SAB
5.60%, 05/01/44	120	122,361
5.88%, 05/01/54	150	152,802
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	510	516,981
Series 2022, 5.00%, 05/01/53	385	371,850
Bella Collina Community Development District, SAB, 5.30%, 05/01/55	210	209,828
Bella Tara Community Development District, SAB
5.88%, 05/01/45	370	383,313
6.13%, 05/01/56	560	580,514
Bellehaven Community Development District, SAB, 6.05%, 05/01/55	610	630,060
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	310	305,340
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,135	1,135,078
Brevard County Health Facilities Authority, Refunding RB(d)
4.00%, 11/15/25	460	459,836
4.00%, 11/15/27	495	487,525
4.00%, 11/15/29	435	423,304
4.00%, 11/15/32	450	429,408
4.00%, 11/15/35	675	625,506
Buckhead Trails Community Development District, SAB
5.88%, 05/01/54	310	311,837
Series 2022, 5.75%, 05/01/52	400	408,924
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	1,070	1,083,259
Capital Projects Finance Authority, RB, 6.13%, 06/15/44(d)	190	194,804
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,320	1,340,904
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(d)	2,640	2,237,595
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB (continued)
Series A, 5.75%, 06/01/54(d)	$940	$ 789,361
Series A, 5.00%, 12/15/54	400	352,343
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(d)(e)	16,865	1,489,933
Capital Trust Authority, RB(d)
Series A, 5.00%, 07/01/44	260	245,215
Series A, 5.25%, 07/01/54	460	421,782
Capital Trust Authority, Refunding RB(d)
Series A, 4.75%, 06/15/40	160	154,048
Series A, 5.13%, 06/15/50	150	137,307
Series A, 5.25%, 06/15/59	205	186,829
Coastal Ridge Community Development District, SAB
5.75%, 05/01/45	715	737,992
6.00%, 05/01/55	550	566,213
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	200	202,873
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	5,024,579
County of Okaloosa Florida, RB, 5.75%, 05/15/60(d)	550	556,332
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/48	875	259,154
Series A-2, 0.00%, 10/01/49	730	203,355
Series A-2, 0.00%, 10/01/54	2,875	603,764
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	165	167,706
Curiosity Creek Community Development District, SAB(d)
5.40%, 05/01/44	145	145,623
5.70%, 05/01/55	235	235,400
Cypress Creek Reserve Community Development District, SAB
5.75%, 05/01/45	100	103,737
6.00%, 05/01/56	300	310,239
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	700	737,110
Florida Development Finance Corp., RB(d)
Series A, 5.75%, 06/15/29	560	560,469
Series A, 6.00%, 06/15/34	835	835,816
Series A, 6.13%, 06/15/44	3,180	3,180,614
Series A, 5.13%, 06/15/55	3,645	3,042,712
Series B, 4.50%, 12/15/56	3,985	2,632,450
Series C, 5.75%, 12/15/56	1,325	965,371
Class A, AMT, 4.38%, 10/01/54(c)	880	893,186
Series A, AMT, 0.00%, 07/15/59(b)(c)(g)	2,850	1,339,500
Florida Development Finance Corp., Refunding RB
AMT, 0.00%, 07/15/32(b)(c)(d)(g)	2,070	972,900
AMT, (AGM), 5.00%, 07/01/44	2,975	2,961,870
AMT, (AGM), 5.25%, 07/01/47	700	696,394
Florida Local Government Finance Commission, RB, 6.75%, 11/15/55(d)	1,475	1,533,524
Gas Worx Community Development District, SAB, 5.75%, 05/01/45(d)	550	564,962
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	1,700	1,728,753
Greenbriar Community Development District, SAB
5.65%, 05/01/45	230	232,791
5.88%, 05/01/54	275	277,774
Hammock Oaks Community Development District, SAB, 5.85%, 05/01/44	350	356,579
Security	Par (000)	Value
Florida (continued)
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(d)	$340	$ 332,391
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	240	245,788
Ibis Landing Community Development District, SAB
5.70%, 06/15/45	115	119,267
5.88%, 06/15/55	150	154,348
Kings Creek I Community Development District, SAB, 6.00%, 05/01/55	525	537,455
Kissimmee Park Community Development District, SAB
5.88%, 05/01/45	340	352,234
6.13%, 05/01/56	275	285,074
Lakewood Ranch Stewardship District, SAB
5.50%, 05/01/39(d)	90	93,153
5.50%, 05/01/40	415	437,164
5.80%, 05/01/45	495	513,866
5.13%, 05/01/46	675	675,375
5.65%, 05/01/48(d)	65	66,155
6.00%, 05/01/56	1,400	1,449,094
Series 1B, 4.75%, 05/01/29	490	499,114
Series 1B, 5.30%, 05/01/39	645	658,229
Series 1B, 5.45%, 05/01/48	1,150	1,165,361
Laurel Road Community Development District, SAB, Series A-1, 2.60%, 05/01/26	80	79,392
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	375	377,474
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	230	228,670
5.50%, 05/01/54	345	339,842
Marion Ranch Community Development District, SAB
5.70%, 05/01/44	190	193,852
5.95%, 05/01/54	200	204,062
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	845,355
Series B, 5.00%, 05/01/37	495	495,208
Newfield Community Development District, SAB, 5.90%, 05/01/56	965	989,632
Normandy Community Development District, SAB, 5.55%, 05/01/54(d)	570	551,352
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	60	61,583
Series A, 6.00%, 05/01/54	100	102,500
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(d)	910	937,867
North River Ranch Community Development District, SAB, Series A-2, 4.20%, 05/01/35	100	100,000
Ormond Crossings West Community Development District(d)(h)
11/01/47	300	300,096
11/01/57	400	399,960
Parrish Lakes Community Development District, SAB, 5.80%, 05/01/54	595	600,570
Poitras East Community Development District, SAB, 5.00%, 05/01/43	690	702,942
Reflection Bay Community Development District, SAB
5.63%, 05/01/45	150	153,344
5.88%, 05/01/55	245	250,187
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	929,060

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(d)	$345	$ 336,860
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	225	225,511
Solaeris Community Development District, SAB, 6.00%, 05/01/45(d)	865	892,257
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	720	529,312
Sunrise Community Development District, SAB, 5.63%, 05/01/45(d)	1,350	1,337,502
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	439,027
5.50%, 05/01/49	1,100	1,110,341
Village Community Development District No. 14, SAB
5.38%, 05/01/42	1,050	1,083,021
5.50%, 05/01/53	775	788,998
Village Community Development District No. 16, SAB, 05/01/45(h)	1,350	1,348,407
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,020	1,049,521
West Villages Improvement District, SAB
4.75%, 05/01/39	455	456,056
5.00%, 05/01/50	940	929,111
5.63%, 05/01/54	325	326,727
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	245	250,793
		76,871,804
Georgia — 1.0%
Atlanta Development Authority, TA(d)
Series A, 5.00%, 04/01/34	650	663,508
Series A, 5.50%, 04/01/39	1,005	1,032,514
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(d)	265	259,961
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(d)	290	190,268
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	855	754,320
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(c)	1,195	1,286,881
		4,187,452
Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(d)	580	589,242
Illinois — 8.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	3,500	3,305,409
Series A, 6.25%, 12/01/50	2,330	2,435,675
Series C, 5.25%, 12/01/35	560	559,990
Series D, 5.00%, 12/01/46	2,155	1,955,405
Series H, 5.00%, 12/01/36	1,000	994,577
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/41	1,665	1,415,105
Series B, 12/01/44(h)	1,270	1,314,678
City of Chicago Illinois, GO, Series A, 6.00%, 01/01/50	1,970	2,066,497
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	1,260	1,286,256
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	715	714,015
6.63%, 06/01/55	1,320	1,324,680
Security	Par (000)	Value
Illinois (continued)
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	$1,875	$ 1,887,985
Illinois Finance Authority, RB(d)
Class A, Sustainability Bonds, 5.00%, 07/01/51	2,000	1,421,841
Class A, Sustainability Bonds, 5.00%, 07/01/56	2,000	1,382,320
Illinois Finance Authority, Refunding RB
5.25%, 08/01/35(d)	375	381,272
Series C, 4.00%, 02/15/27(i)	1,425	1,449,898
Series C, 4.00%, 02/15/41	5	4,869
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,795	1,662,455
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,020	1,015,512
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, 0.00%, 12/15/56(e)	1,315	279,307
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,920	2,524,977
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54(e)	12,685	2,993,295
State of Illinois, GO
5.50%, 05/01/30	530	569,367
5.50%, 05/01/39	1,055	1,129,790
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,035	1,036,008
		35,111,183
Indiana — 0.4%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(d)	235	243,139
Indiana Finance Authority, RB
Series A, 6.13%, 10/15/45(d)	250	249,877
Series A, 6.38%, 10/15/55(d)	195	195,700
Series A, AMT, 6.75%, 05/01/39	1,060	1,187,065
		1,875,781
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	1,225	1,147,499
Kansas(d) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	230	211,698
5.00%, 08/01/56	850	706,169
		917,867
Kentucky(d) — 0.5%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	230	217,457
Series B, AMT, 4.45%, 01/01/42	2,000	1,974,686
		2,192,143
Louisiana(d) — 0.8%
Louisiana Public Facilities Authority, RB
6.00%, 06/15/59	570	572,400
Series A, 6.50%, 06/01/62	280	252,968
Class R2, AMT, 6.50%, 10/01/53(c)	835	879,547
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40	1,580	1,719,444
		3,424,359
Maine — 0.9%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	250	128,223
Series A, AMT, 8.50%, 06/01/32	250	128,421
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maine (continued)
Finance Authority of Maine, RB (continued)
AMT, Sustainability Bonds, 8.50%, 06/01/35	$1,060	$ 541,137
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(c)(d)	500	504,883
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(d)	3,100	2,700,529
		4,003,193
Maryland — 0.9%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	325	328,997
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	360	361,064
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(d)	3,010	3,070,248
		3,760,309
Massachusetts(d) — 0.4%
Massachusetts Development Finance Agency, RB, Series A-1, 6.38%, 07/15/45	1,075	1,087,702
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 10/01/57	500	482,806
		1,570,508
Michigan — 0.4%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	390,391
Michigan Strategic Fund, RB
5.00%, 11/15/42	345	341,822
AMT, 5.00%, 12/31/43	1,200	1,201,301
		1,933,514
Minnesota — 0.0%
City of Eagan Minnesota, RB, Series A, 6.38%, 02/01/55(d)	105	102,364
Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	685	628,491
Kansas City Industrial Development Authority, RB(d)
Series A-1, 5.00%, 06/01/46	375	365,992
Series A-1, 5.00%, 06/01/54	240	226,633
		1,221,116
Nevada — 0.2%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	355	365,387
5.00%, 07/01/45	460	463,018
		828,405
New Hampshire — 3.9%
New Hampshire Business Finance Authority, RB
5.38%, 12/01/31(d)	1,501	1,505,037
5.95%, 12/01/31(d)	419	420,776
5.88%, 12/15/33(d)	1,493	1,503,869
5.25%, 12/01/35(d)	1,632	1,632,293
5.38%, 12/15/35(d)	2,206	2,207,401
Series A, 4.13%, 08/15/40	530	479,549
Series A, 4.25%, 08/15/46	595	511,282
Series A, 4.50%, 08/15/55	1,235	1,029,226
New Hampshire Business Finance Authority, RB, CAB(d)(e)
0.00%, 04/01/32	690	465,414
0.00%, 12/15/33	5,730	3,519,142
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	$935	$ 976,103
Series 2025, Subordinate, 5.15%, 09/28/37	1,765	1,785,338
Series 2, Sustainability Bonds, 4.25%, 07/20/41	927	924,763
		16,960,193
New Jersey — 5.7%
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,530	1,531,409
Class A, 5.25%, 11/01/47	2,650	2,800,558
Series A, 5.00%, 07/01/37	260	260,239
Series A, 5.25%, 11/01/54(d)	1,675	1,444,857
Series B, 6.50%, 04/01/31	1,350	1,359,005
AMT, 5.38%, 01/01/43	2,155	2,156,928
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(d)	500	500,038
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,447,146
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	400	397,696
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.25%, 06/15/41	1,140	1,140,856
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(e)	8,950	6,305,621
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,500	4,381,371
		24,725,724
New York — 11.1%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51(b)(g)	846	42,290
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	739,811
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(d)	290	290,262
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	2,020	1,867,565
Empire State Development Corp., Refunding RB, 3.00%, 03/15/48	9,655	7,359,844
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,386,799
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	149,802
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	740	742,373
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	565	574,514
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	840	864,390
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.30%, 11/01/47	2,845	2,769,292
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(d)	4,617	4,442,669
Series A, 5.00%, 06/01/42	3,155	2,709,869
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	215	188,137
Series A-2B, 5.00%, 06/01/51	4,340	3,664,534
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(d)	1,080	1,080,199
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,250	1,625,882
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	745	782,282
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	780	815,937

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	$4,870	$ 4,893,683
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,465	3,527,307
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	1,490	1,555,964
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 239, Sustainability Bonds, (SONYMA), 2.70%, 10/01/47	3,370	2,437,781
Suffolk Regional Off-Track Betting Corp., RB, 5.00%, 12/01/34	605	623,505
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	530	464,952
Ulster County Capital Resource Corp., RB, 09/15/59(d)(h)	500	494,357
Westchester County Local Development Corp., Refunding RB(d)
5.00%, 07/01/41	730	726,741
5.00%, 07/01/56	810	713,142
		48,533,883
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,816,428
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,180	1,826,925
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(e)	14,230	1,344,664
Cleveland-Cuyahoga County Port Authority, Refunding RB(d)
Series A, 5.38%, 01/01/39	185	187,854
Series A, 5.88%, 01/01/49	425	422,004
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	875	845,929
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	240	238,680
5.25%, 05/01/40	240	225,917
5.50%, 05/01/50	1,130	1,008,044
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(d)	355	360,380
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(d)	3,290	3,059,451
		9,519,848
Oklahoma — 2.1%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(d)	4,520	4,527,903
Series B, 5.50%, 08/15/52	1,570	1,576,131
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(d)	325	302,042
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	760,438
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/40	1,815	2,035,436
		9,201,950
Oregon(d) — 0.1%
Oregon State Facilities Authority, RB
Series A, 5.00%, 06/15/29	100	101,351
Series A, 5.00%, 06/15/39	565	547,721
		649,072
Security	Par (000)	Value
Pennsylvania — 4.4%
Allegheny Community Broadband, Inc., RB(d)
7.75%, 09/01/45	$205	$ 202,714
8.00%, 09/01/51	240	235,549
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	5,240	4,565,604
Allentown Neighborhood Improvement Zone Development Authority, RB(d)
5.00%, 05/01/42	3,435	3,508,217
Series A, 5.25%, 05/01/32	100	102,026
Series A, 5.25%, 05/01/42	100	100,069
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	1,110	933,434
Doylestown Hospital Authority, Refunding RB(d)
5.00%, 07/01/31	185	196,646
5.38%, 07/01/39	430	471,849
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	390	375,162
Pennsylvania Economic Development Financing Authority, RB, 6.88%, 09/01/47(d)	2,865	2,980,843
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(c)	670	675,595
Series C, 5.25%, 12/01/37(c)	1,170	1,180,486
AMT, 5.50%, 11/01/44	2,710	2,711,568
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	245	239,003
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	580	618,428
		19,097,193
Puerto Rico — 14.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	32,150	1,518,936
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/27	— (j)	2
Series A-1, Restructured, 5.63%, 07/01/29	1,190	1,270,838
Series A-1, Restructured, 5.75%, 07/01/31	2,153	2,387,848
Series A-1, Restructured, 4.00%, 07/01/35	4,100	4,027,443
Series A-1, Restructured, 4.00%, 07/01/41	141	129,091
Series A-1, Restructured, 4.00%, 07/01/46	682	602,031
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(e)	1,765	1,272,970
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(c)(g)	27,967	16,570,373
Puerto Rico Electric Power Authority, RB
Series A, 7.00%, 07/01/33(b)(g)	3,295	2,174,700
Series A, 6.75%, 07/01/36(b)(g)	1,335	881,100
Series A, 5.00%, 07/01/42(b)(g)	910	600,600
Series A, 7.00%, 07/01/43(b)(g)	375	247,500
Series A-1, 10.00%, 07/01/19(b)(g)	75	49,563
Series A-2, 10.00%, 07/01/19(b)(g)	379	250,046
Series A-3, 10.00%, 07/01/19(b)(g)	323	213,187
Series B-3, 10.00%, 07/01/19(b)(g)	323	213,187
Series C-1, 5.40%, 01/01/18(b)(g)	887	585,719
Series C-2, 5.40%, 07/01/18(b)(g)	887	585,814
Series C-3, 5.40%, 01/01/20(b)(g)	90	59,216
Series C-4, 5.40%, 07/01/20(b)(g)	90	59,216
Series CCC, 5.25%, 07/01/26(b)(g)	260	171,600
Series CCC, 5.25%, 07/01/28(b)(g)	145	95,700
Series D-1, 7.50%, 01/01/20(b)(g)	761	502,110
Series D-4, 7.50%, 07/01/20(b)(g)	404	266,562
Series TT, 5.00%, 07/01/18(b)(g)	295	194,700
Series WW, 5.50%, 07/01/17(b)(g)	200	132,000
Series WW, 5.50%, 07/01/18(b)(g)	1,175	775,500
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.50%, 07/01/19(b)(g)	$145	$ 95,700
Series WW, 5.50%, 07/01/20	1,595	1,052,700
Series WW, 5.38%, 07/01/22(b)(g)	1,310	864,600
Series WW, 5.25%, 07/01/33(b)(g)	120	79,200
Series WW, 5.50%, 07/01/38(b)(g)	205	135,300
Series XX, 5.25%, 07/01/17(b)(g)	110	72,600
Series XX, 5.25%, 07/01/35(b)(g)	645	425,700
Series XX, 5.75%, 07/01/36(b)(g)	860	567,600
Series XX, 5.25%, 07/01/40(b)(g)	1,020	673,200
Puerto Rico Electric Power Authority, Refunding RB(b)(g)
Series AAA, 5.25%, 07/01/22	2,545	1,679,700
Series AAA, 5.25%, 07/01/29	95	62,700
Series UU, 0.00%, 07/01/17(c)	60	39,600
Series UU, 0.00%, 07/01/18(c)	55	36,300
Series UU, 0.00%, 07/01/20(c)	495	326,700
Series UU, 1.00%, 07/01/31(c)	580	382,800
Series YY, 6.13%, 07/01/40	1,085	716,100
Series ZZ, 5.25%, 07/01/19	455	300,300
Series ZZ, 5.25%, 07/01/24	345	227,700
Series ZZ, 5.00%, 12/29/49	145	95,700
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	265	300,366
Series A-2, AMT, 6.50%, 01/01/42	175	198,307
Series A-2, AMT, 6.75%, 01/01/45	265	299,366
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,912	1,807,800
Series A-1, Restructured, 5.00%, 07/01/58	5,390	5,234,986
Series A-2, Restructured, 4.54%, 07/01/53	21	19,022
Series A-2, Restructured, 4.78%, 07/01/58	2,080	1,956,025
Series A-2, Restructured, 4.33%, 07/01/40	1,559	1,511,442
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,382,288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	200	176,807
Series A-1, Restructured, 0.00%, 07/01/33	1,023	774,594
Series A-1, Restructured, 0.00%, 07/01/46	7,133	2,482,516
Series B-1, Restructured, 0.00%, 07/01/46	883	307,313
		61,122,584
Rhode Island — 0.4%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(b)(g)	4,190	1,634,100
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(e)	2,060	297,837
		1,931,937
South Carolina — 1.3%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(c)	3,110	3,392,664
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(d)	605	540,373
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, Series A, 6.75%, 12/01/60(d)	1,590	1,683,099
		5,616,136
Tennessee — 2.0%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	3,051,657
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(d)(e)	$3,130	$ 1,333,783
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,610	1,702,872
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(c)	2,520	2,732,610
		8,820,922
Texas — 10.6%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(d)(g)	715	15,416
Arlington Higher Education Finance Corp., RB, 7.88%, 11/01/62(d)	565	339,000
Central Texas Regional Mobility Authority, Refunding RB(e)
0.00%, 01/01/28	1,000	936,093
0.00%, 01/01/29	2,000	1,814,764
0.00%, 01/01/30	1,170	1,030,441
0.00%, 01/01/33	3,690	2,929,258
0.00%, 01/01/34	4,000	3,043,320
City of Anna Texas, SAB, 5.75%, 09/15/54(d)	445	448,059
City of Buda Texas, SAB(d)
6.00%, 09/01/55	425	421,111
6.75%, 09/01/55	845	837,818
City of Celina Texas, SAB(d)
5.50%, 09/01/45	100	100,653
5.63%, 09/01/55	140	140,373
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	100	103,878
6.13%, 09/15/44	198	197,738
6.50%, 09/15/54	297	298,030
City of Crandall Texas, SAB(d)
5.25%, 09/15/45	125	123,993
5.50%, 09/15/55	275	275,036
City of Fate Texas, SAB, 5.75%, 08/15/54(d)	110	110,851
City of Friendswood Texas, SAB, 7.00%, 09/15/54	850	856,224
City of Houston Texas Airport System Revenue, ARB
AMT, 4.00%, 07/15/41	3,350	3,073,633
Series A, AMT, 6.63%, 07/15/38	2,890	2,890,055
Series B, AMT, 5.50%, 07/15/38	510	553,722
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	4,700	4,700,029
Series C, AMT, 5.00%, 07/15/27	1,615	1,647,297
City of Oak Point Texas, SAB(d)
5.10%, 09/15/44	200	195,576
5.25%, 09/15/54	200	192,332
City of Princeton Texas, SAB(d)
4.38%, 09/01/31	47	47,185
5.00%, 09/01/44	100	97,942
5.13%, 09/01/44	150	145,293
5.25%, 09/01/54	200	200,484
5.38%, 09/01/54	247	248,366
City of San Marcos Texas, SAB(d)
4.00%, 09/01/32	100	96,991
4.50%, 09/01/51	480	417,494
City of Seagoville Texas, SAB, 6.00%, 09/15/54(d)	295	303,033
City of Sinton Texas, SAB(d)
5.13%, 09/01/42	858	846,296
5.25%, 09/01/51	1,195	1,177,546

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Terrell Texas, SAB, 7.00%, 09/15/55(d)	$1,195	$ 1,222,487
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(d)	100	92,896
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(d)	220	220,843
County of Denton Texas, SAB, 5.88%, 12/31/45(d)	520	536,435
New Hope Cultural Education Facilities Finance Corp., RB, 01/01/60(h)	1,900	1,851,428
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	1,650	1,661,461
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(d)	1,650	1,218,622
Port of Beaumont Navigation District, Refunding RB(d)
Series A, AMT, 3.63%, 01/01/35	1,270	1,182,494
Series A, AMT, 4.00%, 01/01/50	2,075	1,597,774
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(d)	1,635	1,529,942
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	860	939,027
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	3,155	3,281,957
		46,190,696
Utah — 1.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(d)	570	575,776
County of Utah, RB, Series A, 3.00%, 05/15/50	1,000	748,077
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%, 06/01/54(d)	620	610,568
Mida Mountain Village Public Infrastructure District, TA, Series 1, Subordinate, 5.13%, 06/15/54(d)	995	989,163
Ridges Estates Infrastructure Financing District, SAB, 6.25%, 12/01/53(d)	1,709	1,767,658
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(d)	1,485	1,466,503
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(d)	470	384,209
Utah Infrastructure Agency, RB
5.50%, 10/15/44	160	166,038
5.50%, 10/15/48	150	153,781
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(d)	185	187,032
		7,048,805
Vermont — 0.8%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(d)	4,000	3,299,025
Virginia — 2.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,435	2,263,874
James City County Economic Development Authority, RB, Series A, 6.88%, 12/01/58	605	654,821
Lower Magnolia Green Community Development Authority, SAB(d)
5.00%, 03/01/35	465	465,092
5.00%, 03/01/45	475	459,493
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	245	243,119
Series A, 5.00%, 01/01/49	955	874,464
Security	Par (000)	Value
Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	$2,125	$ 1,780,761
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	600	660,098
Series B3, 5.38%, 09/01/29	425	428,261
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	1,946,936
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	743,077
		10,519,996
Washington — 1.1%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	700	743,408
Washington State Housing Finance Commission, RB(d)
6.00%, 07/01/59	100	102,209
Series A, 5.00%, 07/01/50	450	387,557
Series A, 5.75%, 01/01/53	275	265,667
Series A, 5.88%, 01/01/59	225	218,676
Series B2, 3.95%, 07/01/29	1,080	1,080,024
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(d)	315	315,066
6.00%, 01/01/45(d)	850	840,899
Series A, 5.00%, 07/01/43	340	344,319
Series A, 5.00%, 07/01/48	320	318,073
		4,615,898
Wisconsin — 12.2%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,324,163
Public Finance Authority, RB
6.25%, 10/01/31(b)(d)(g)	605	60,500
5.50%, 12/15/32(d)	2,000	1,996,957
5.75%, 12/15/33(d)	4,660	4,659,357
5.00%, 06/15/41(d)	345	297,176
7.00%, 10/01/47(b)(d)(g)	605	60,500
5.00%, 06/15/49	530	520,369
5.63%, 06/15/49(d)	2,420	2,228,198
5.00%, 06/15/53	355	344,283
5.75%, 12/01/54(d)	1,260	1,264,636
5.00%, 06/15/55(d)	895	690,532
5.00%, 01/01/56(d)	1,470	1,226,017
Class A, 5.00%, 06/15/56(d)	495	417,747
Class A, 6.45%, 04/01/60(d)	425	407,249
Series A, 7.75%, 07/01/43(d)	3,270	3,310,655
Series A, 5.00%, 12/15/44(d)	160	151,410
Series A, 6.85%, 11/01/46(b)(d)(g)	900	495,000
Series A, 7.00%, 11/01/46(b)(d)(g)	570	313,500
Series A, 5.63%, 06/15/49(d)	2,800	2,568,427
Series A, 5.25%, 12/01/51(d)	1,470	961,744
Series A, 5.00%, 06/15/55(d)	4,030	3,177,294
Series A, 4.75%, 06/15/56(d)	2,960	2,335,352
Series A, 7.50%, 07/01/59(d)	3,020	3,401,843
Series A, 7.25%, 01/01/61(d)	2,075	2,230,161
Series A-1, 4.50%, 01/01/35(d)	1,075	1,052,612
Series A-4, 5.50%, 11/15/32(d)	2,445	2,451,032
Series B, 0.00%, 01/01/35(d)(e)	1,440	849,266
Series B, 0.00%, 01/01/60(d)(e)	35,940	3,184,909
AMT, 5.75%, 12/31/65	1,865	1,931,665
AMT, 6.50%, 12/31/65	1,560	1,713,329
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,025	850,347
AMT, Sustainability Bonds, 4.00%, 03/31/56	980	793,021
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB, CAB(d)(e)
0.00%, 12/15/38	$1,000	$ 458,806
0.00%, 12/15/42	3,195	969,126
Public Finance Authority, RB, M/F Housing, Series A, Subordinate, 7.13%, 07/01/65(c)(d)	875	867,844
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	1,700	1,743,146
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	1,145	1,043,004
4.00%, 01/01/47	910	755,647
		53,106,824
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,345	1,242,582
Total Municipal Bonds — 135.1% (Cost: $608,025,575)		589,447,510
Municipal Bonds Transferred to Tender Option Bond Trusts(k)
Illinois — 1.8%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/59	7,380	7,794,901
New York — 4.8%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, Sustainability Bonds, 4.25%, 11/01/45	9,000	8,971,708
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series H-1, Subordinate, 5.00%, 11/01/50	6,780	7,086,517
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54(l)	4,577	4,774,753
		20,832,978
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.6% (Cost: $28,429,231)		28,627,879
Total Long-Term Investments — 142.3% (Cost: $638,024,806)		620,497,744

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(m)(n)	4,780,337	$ 4,780,815
Total Short-Term Securities — 1.1% (Cost: $4,780,815)		4,780,815
Total Investments — 143.4% (Cost: $642,805,621)		625,278,559
Other Assets Less Liabilities — 1.0%		4,492,573
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.3)%		(18,666,480)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.1)%		(174,946,851)
Net Assets Applicable to Common Shares — 100.0%		$ 436,157,801

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	When-issued security.
(i)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)	Rounds to less than 1,000.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on March 15, 2033, is $3,550,052.

(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,459,847	$ 2,320,968 (a)	$ —	$ —	$ —	$ 4,780,815	4,780,337	$ 18,575	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 867,355	$ 867,355
Corporate Bonds	—	1,555,000	—	1,555,000
Municipal Bonds	—	589,447,510	—	589,447,510
Municipal Bonds Transferred to Tender Option Bond Trusts	—	28,627,879	—	28,627,879
Short-Term Securities
Money Market Funds	4,780,815	—	—	4,780,815
	$4,780,815	$619,630,389	$867,355	$625,278,559
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(18,552,437)	$—	$(18,552,437)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)
	$—	$(193,552,437)	$—	$(193,552,437)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
Portfolio Abbreviation (continued)
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Schedule of Investments